Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Due under Operating Leases

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of September 30, 2018 (in thousands):

Year Ending December 31,
2018	$387
2019	823
2020	796
2021	441
2022	263
Thereafter	263

$2,973

The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2016 (in thousands):

Year Ending December 31,
2018	$1,043
2019	541
2020	515
2021	172
2022	—

$2,271